Inventories - Schedule of Inventories (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 MYR (RM)	Dec. 31, 2025 MYR (RM)
Inventories [Abstract]
Inventories	$ 459,824	RM 1,874,932	RM 2,457,916